UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the Monthly Distribution Period from

August 1, 2012 — August 31, 2012

Commission File Number of Issuing Entity: 333-163025-01

CHRYSLER FINANCIAL AUTO

SECURITIZATION TRUST 2010-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of Depositor: 333-163025

TD AUTO FINANCE LLC

(Exact name of depositor and sponsor as specified in its charter)

State of Delaware	20-2614244

(State or other jurisdiction of incorporation or organization of the issuing entity)	(IRS Employer Identification No.)

c/o U.S. Bank Trust National Association, as owner trustee 300 Delaware Ave., 9th Floor, Wilmington, Delaware	19801
Address of principal executive offices of the issuing entity)	(ZIP Code)

(302) 622-8163

Telephone number, including area code

(Former name or former address, if changed since last report.)

	Registration/reporting pursuant to (check one)			Name of Exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(if Section 12(b)

Class A-2 Notes	☐	☐	☑	—

Class A-3 Notes	☐	☐	☑	—

Class B Notes	☐	☐	☑	—

Class C Notes	☐	☐	☑	—

Class D Notes	☐	☐	☑	—

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports) and (2) has been subject to such filing requirements for the past 90 days.

Yes  ☑    No  ☐

Part I — Distribution Information

Item 1. Distribution and Pool Performance Information.

Distribution and performance information for the asset pool of the issuing entity is set forth in the attached exhibit.

The issuing entity has no activity to report regarding the assets in the pool for this distribution period pursuant to Rule 15Ga-1(a). The securitizer’s (TD Auto Finance LLC) CIK is 0001337471 and its most recent Form ABS-15G was filed on February 3, 2012.

Part II — Other Information

Item 9. Exhibits.

Exhibit No.	Description of Exhibit
99	The monthly distribution report of the issuing entity

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Chrysler Financial Auto Securitization Trust 2010-A (Issuing Entity)

By: TD Auto Finance LLC (Servicer)

Date: September 13, 2012	By:	/s/ Q. Gwynn Lam
Q. Gwynn Lam
Assistant Secretary